Income Tax (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 164,000	$ 0
Deferred tax asset change in valuation allowance	$ 146,611	$ 267,433